Income Taxes - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income tax benefit at U.S. federal statutory rate	21.00%	21.00%
State income tax benefit, net of federal benefit	6.30%	5.90%
Stock warrant valuation	0.20%	9.70%
Stock based compensation	(0.80%)
Other permanent differences		(2.20%)
Change in state tax rate	0.90%	4.30%
Foreign rate differential		2.70%
Net operating loss true up	16.40%	(6.30%)
Other adjustments	(1.00%)	(0.80%)
Change in valuation allowance	(43.60%)	(34.80%)
Effective income tax rate	(0.60%)	(0.50%)